Loans and amounts due from credit institutions (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans And Amounts Due From Credit Institutions Currency [Abstract]
Brazilian Real	R$ 79,166,257	R$ 49,914,691	R$ 63,369,993
US dollar	422,247	15,044,088	1,658,980
Euro	32,058	307,633	779,314
Pound sterling		3,585	51,972
Other currencies		8,920	52,183
Total	R$ 79,620,562	R$ 65,278,917	R$ 65,912,442